Cash flow disclosures (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Cash Flow Statement [Abstract]
Other receivables and credits	$ (41,567)	$ (78,303)	$ (97,038)
Inventories	(999)	(909)	987
Other liabilities	(37,242)	(171,741)	(57,779)
Changes in working capital	$ (79,808)	$ (250,953)	$ (153,830)